BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS
BORROWINGS

7. BORROWINGS

The Company’s bank borrowings consist of the following:

	As of December 31, 2012	As of June 30, 2013
Short-term	$596,556	$670,897
Long-term, current portion	137,062	92,710
Subtotal	733,618	763,607
Long-term	56,580	146,271
	$790,198	$909,878

As of December 31, 2012 and June 30,  2013, the maximum bank credit facilities granted to the Company were $1,207,002 and $1,447,472, respectively, of which, $707,200 and $872,656 were drawn down, $499,802 and $574,816 were available as of December 31, 2012 and June 30 2013, respectively.  The available lines of credit as of June 30, 2013 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2012, short-term borrowings of $77,332 and long-term borrowings of $56,580 were secured by property, plant and equipment with carrying amounts of $246,161, prepaid land use right of $20,018 and accounts receivable of $4,314.

As of June 30, 2013, short-term borrowings of $162,304 and long-term borrowings of $107,537 were secured by property, plant and equipment with carrying amounts of $527,601, and accounts receivable of $272,800.

In addition, $59,389 and $43,993 of  long-term borrowings, including current portion were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2012 and June 30, 2013, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 6.63% and 5.13% in the years ended December 31, 2012, and six months ended June 30, 2013, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.92%  and 7.53% in the year ended December 31, 2012,  and six months ended  June 30, 2013, respectively.

As of June 30, 2013, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang and Zhengjiang Ruixu were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2013	$85,134
2014	27,501
2015	11,243
2016 and after	115,103
$238,981

c) Interest expense

Interest expense incurred for the six months ended June 30, 2012 and 2013 was $26,936 and  $27,414, respectively, of which $2,078, and $321 has been capitalized in the carrying value of property, plant and equipment.